SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
SOFTWARE DEVELOPMENT COSTS

NOTE 6 – SOFTWARE DEVELOPMENT COSTS

In 2018, the Company capitalized $60,000, relating to the development of new software products. These software products were developed by a third party and had passed the preliminary project stage prior to capitalization. During 2022, the Company capitalized $281,783 of software products developed by a third party related to artificial intelligence products placed in service.

Schedule of software development costs
	December 31,	December 31,
	2022	2021
Software development costs	$341,784	$60,000
Less: Accumulated amortization	(76,576)	(60,000)
Software Development Costs, net	$265,208	$—

Amortization of software development costs in 2022 and 2021 was $16,576 and zero, 0 respectively.